Employee deferred compensation (Details 4) (CHF) In Billions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
2009 Adjustable Performance Plan awards
Other compensation benefits
Vesting Period (in years)	3
2010 Adjustable Performance Plan awards
Other compensation benefits
Vesting Period (in years)	4
Annual negative adjustment outstanding APP awards (as a percent)	15.00%
Loss amount for each negative adjustment to outstanding APP awards	1
Restricted Cash Awards
Other compensation benefits
Vesting Period (in years)	2
Partner Asset Facility (PAF) awards
Other compensation benefits
Contractual term of PAF award (in years)	8